United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2026

Date of reporting period: January 31, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.9%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.8%
Comcast Corp., Class A	29,390	$874,352

Interactive Media & Services - 1.4%
Alphabet, Inc., Class A	4,506	1,523,028

Media - 0.5%
Omnicom Group, Inc.	5,886	453,457
Versant Media Group, Inc.A	1,175	38,282

		491,739

Total Communication Services		2,889,119

Consumer Discretionary - 4.6%
Automobile Components - 1.2%
Aptiv PLCA	14,592	1,105,344
BorgWarner, Inc.	3,500	165,935

		1,271,279

Automobiles - 0.8%
General Motors Co.	9,642	809,928

Distributors - 0.2%
Genuine Parts Co.	1,800	250,182

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.A	49,006	1,471,160
Wynn Resorts Ltd.	6,856	736,677

		2,207,837

Household Durables - 0.3%
Lennar Corp., Class A	2,701	295,354

Specialty Retail - 0.1%
Lithia Motors, Inc.	490	158,486

Total Consumer Discretionary		4,993,066

Consumer Staples - 2.2%
Beverages - 1.1%
Constellation Brands, Inc., Class A	2,200	344,740
Keurig Dr. Pepper, Inc.	31,527	865,101

		1,209,841

Food Products - 1.1%
Conagra Brands, Inc.	7,200	133,272
J.M. Smucker Co.	2,400	251,664
Kraft Heinz Co.	17,600	417,824
Mondelez International, Inc., Class A	6,000	350,820

		1,153,580

Total Consumer Staples		2,363,421

Energy - 5.3%
Energy Equipment & Services - 1.3%
Halliburton Co.	13,612	456,274
NOV, Inc.	20,900	383,515
SLB Ltd.	10,760	520,569

		1,360,358

Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	36,314	959,053

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.9% (continued)
Energy - 5.3% (continued)
Oil, Gas & Consumable Fuels - 4.0% (continued)
Chevron Corp.	4,221	$746,695
ConocoPhillips	2,536	264,327
Exxon Mobil Corp.	6,796	960,954
Murphy Oil Corp.	2,000	60,180
Ovintiv, Inc.	8,900	386,883
Permian Resources Corp.	28,051	452,463
Shell PLC, ADR	6,935	534,203

		4,364,758

Total Energy		5,725,116

Financials - 11.6%
Banks - 5.4%
Bank of America Corp.	27,224	1,448,317
Citigroup, Inc.	8,157	943,846
Citizens Financial Group, Inc.	5,568	350,673
First Citizens BancShares, Inc., Class A	170	351,827
Truist Financial Corp.	7,100	365,082
U.S. Bancorp	12,700	712,597
Wells Fargo & Co.	11,945	1,080,903
Western Alliance Bancorp	6,670	594,630

		5,847,875

Capital Markets - 1.0%
LPL Financial Holdings, Inc.	1,403	511,394
State Street Corp.	4,676	611,901

		1,123,295

Consumer Finance - 1.2%
American Express Co.	1,796	632,497
Capital One Financial Corp.	1,505	329,490
SLM Corp.	12,045	327,022

		1,289,009

Financial Services - 2.1%
Berkshire Hathaway, Inc., Class BA	1,849	888,500
Corebridge Financial, Inc.	10,500	323,715
Fidelity National Information Services, Inc.	14,468	799,357
Fiserv, Inc.A	3,600	229,428

		2,241,000

Insurance - 1.9%
American International Group, Inc.	16,547	1,239,039
Everest Group Ltd.	816	270,325
Hartford Insurance Group, Inc.	1,740	235,004
Willis Towers Watson PLC	923	293,025

		2,037,393

Total Financials		12,538,572

Health Care - 7.5%
Health Care Equipment & Supplies - 2.5%
GE HealthCare Technologies, Inc.	14,861	1,173,573
Medtronic PLC	11,675	1,202,058
Solventum Corp.A	270	20,782
Zimmer Biomet Holdings, Inc.	3,772	328,428

		2,724,841

Health Care Providers & Services - 3.1%
Centene Corp.A	3,460	149,887
Cigna Group	550	150,760

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.9% (continued)
Health Care - 7.5% (continued)
Health Care Providers & Services - 3.1% (continued)
CVS Health Corp.	3,030	$225,796
Elevance Health, Inc.	3,028	1,046,901
HCA Healthcare, Inc.	520	253,900
Humana, Inc.	1,510	294,752
Labcorp Holdings, Inc.	1,200	325,824
UnitedHealth Group, Inc.	3,150	903,830

		3,351,650

Life Sciences Tools & Services - 0.3%
Avantor, Inc.A	33,297	363,603

Pharmaceuticals - 1.6%
GSK PLC, ADR	3,354	173,066
Merck & Co., Inc.	9,046	997,503
Sanofi SA, ADR	10,622	499,659

		1,670,228

Total Health Care		8,110,322

Industrials - 6.2%
Aerospace & Defense - 0.5%
Boeing Co.A	1,430	334,220
General Dynamics Corp.	700	245,763

		579,983

Air Freight & Logistics - 0.8%
FedEx Corp.	2,530	815,293

Building Products - 0.9%
Johnson Controls International PLC	8,083	963,979

Construction & Engineering - 0.3%
AECOM	2,498	240,882
Fluor Corp.A	2,300	106,237

		347,119

Electrical Equipment - 0.4%
Vertiv Holdings Co., Class A	2,480	461,726

Ground Transportation - 0.7%
JB Hunt Transport Services, Inc.	2,361	478,622
Norfolk Southern Corp.	860	250,466

		729,088

Machinery - 2.6%
CNH Industrial NV	45,080	485,061
Cummins, Inc.	682	394,755
Deere & Co.	520	274,560
Fortive Corp.	14,303	755,341
PACCAR, Inc.	4,758	584,806
Stanley Black & Decker, Inc.	2,300	180,918
Timken Co.	1,900	177,061

		2,852,502

Total Industrials		6,749,690

Information Technology - 7.4%
Communications Equipment - 1.3%
F5, Inc.A	5,270	1,452,465

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.9% (continued)
Information Technology - 7.4% (continued)
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	400	$50,556

IT Services - 0.6%
Cognizant Technology Solutions Corp., Class A	8,015	657,711

Semiconductors & Semiconductor Equipment - 2.5%
Entegris, Inc.	8,611	1,016,701
Microchip Technology, Inc.	12,533	951,505
QUALCOMM, Inc.	4,699	712,322

		2,680,528

Software - 2.5%
Oracle Corp.	2,927	481,725
Salesforce, Inc.	3,600	764,244
Workday, Inc., Class AA	8,390	1,473,536

		2,719,505

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	19,666	423,212

Total Information Technology		7,983,977

Materials - 2.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	2,712	739,020
Axalta Coating Systems Ltd.A	17,482	587,046
Olin Corp.	9,300	193,533
PPG Industries, Inc.	6,100	705,343

		2,224,942

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	10,139	610,672

Total Materials		2,835,614

Real Estate - 1.3%
Industrial REITs - 0.3%
Prologis, Inc.	2,715	354,470

Specialized REITs - 1.0%
Public Storage	1,651	455,990
VICI Properties, Inc.	19,760	554,861

		1,010,851

Total Real Estate		1,365,321

Utilities - 3.5%
Electric Utilities - 2.8%
Entergy Corp.	8,551	819,955
PG&E Corp.	31,137	480,133
Pinnacle West Capital Corp.	7,593	710,401
PPL Corp.	6,947	251,829
Xcel Energy, Inc.	10,253	779,843

		3,042,161

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.9% (continued)
Utilities - 3.5% (continued)
Multi-Utilities - 0.7%
Dominion Energy, Inc.	12,200	$734,074

Total Utilities		3,776,235

Total Common Stocks (Cost $44,267,814)		59,330,453

	Principal Amount
CORPORATE OBLIGATIONS - 11.0%
Communications - 1.6%
Internet - 0.5%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	$250,000	242,412
4.650%, Due 12/1/2029	250,000	256,496

		498,908

Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	30,000	28,235
5.750%, Due 4/1/2048	115,000	98,938
3.850%, Due 4/1/2061	85,000	51,155
3.950%, Due 6/30/2062	85,000	51,884
Comcast Corp., 6.550%, Due 7/1/2039	217,000	237,175
Cox Communications, Inc., 5.950%, Due 9/1/2054B	265,000	232,690

		700,077

Telecommunications - 0.5%
AT&T, Inc.,
5.700%, Due 11/1/2054	80,000	76,387
3.650%, Due 9/15/2059	80,000	52,787
T-Mobile USA, Inc., 5.850%, Due 2/15/2056	190,000	187,362
Verizon Communications, Inc., 4.780%, Due 2/15/2035	181,000	177,638

		494,174

Total Communications		1,693,159

Consumer, Cyclical - 0.8%
Retail - 0.8%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	484,924
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	142,924
7.550%, Due 2/15/2030	169,000	191,958

		819,806

Total Consumer, Cyclical		819,806

Consumer, Non-Cyclical - 0.3%
Beverages - 0.3%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	304,679

Energy - 0.3%
Oil & Gas - 0.1%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)C D	150,000	159,208

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.0% (continued)
Energy - 0.3% (continued)
Pipelines - 0.2%
ONEOK Partners LP, 6.850%, Due 10/15/2037	$45,000	$49,868
ONEOK, Inc., 5.700%, Due 11/1/2054	80,000	74,751
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032B	65,000	57,505

		182,124

Total Energy		341,332

Financial - 2.6%
Banks - 1.6%
Bank of America Corp.,
1.734%, Due 7/22/2027, (1 day USD SOFR + 0.960%)C	350,000	346,333
6.110%, Due 1/29/2037	176,000	188,453
Citigroup, Inc., 5.875%, Due 1/30/2042	145,000	152,345
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	246,245
JPMorgan Chase & Co., 5.500%, Due 10/15/2040	313,000	325,188
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	470,722

		1,729,286

Insurance - 1.0%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	295,501
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	35,082
Markel Group, Inc., 5.000%, Due 5/20/2049	100,000	88,798
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	187,726
4.721%, Due 12/15/2044	193,000	173,115
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	278,910

		1,059,132

REITS - 0.0%
Public Storage Operating Co., 2.250%, Due 11/9/2031	45,000	40,261

Total Financial		2,828,679

Industrial - 1.2%
Aerospace/Defense - 0.2%
RTX Corp., 6.125%, Due 7/15/2038	217,000	237,680

Machinery - Construction & Mining - 0.2%
Caterpillar Financial Services Corp., 4.375%, Due 8/16/2029	200,000	202,995

Machinery - Diversified - 0.4%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	473,959

Transportation - 0.4%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	212,808
CSX Corp., 5.500%, Due 4/15/2041	157,000	160,548

		373,356

Total Industrial		1,287,990

Technology - 1.9%
Computers - 1.3%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	189,352
2.200%, Due 9/11/2029	300,000	283,674
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	509,124
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	403,661

		1,385,811

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 11.0% (continued)
Technology - 1.9% (continued)
Semiconductors - 0.6%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039B	$200,000	$212,875
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	476,072

		688,947

Total Technology		2,074,758

Utilities - 2.3%
Electric - 2.3%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	210,000	173,050
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	254,680
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	172,850
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)C	115,000	119,766
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)C	175,000	179,924
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	55,000	56,661
6.000%, Due 1/15/2038	40,000	43,062
6.050%, Due 4/15/2038	115,000	124,779
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	93,871
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	62,522
4.200%, Due 8/15/2045	30,000	24,971
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	227,406
Entergy Arkansas LLC, 5.750%, Due 1/15/2056	80,000	80,093
Entergy Corp.,
2.800%, Due 6/15/2030	30,000	28,132
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)C	45,000	47,112
PacifiCorp,
4.150%, Due 2/15/2050	125,000	93,659
5.350%, Due 12/1/2053	95,000	83,770
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	45,000	46,398
5.400%, Due 3/15/2035	70,000	71,950
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)C	135,000	136,568
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)C	100,000	102,505
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)C	45,000	45,805
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)C	80,000	81,151
System Energy Resources, Inc., 5.300%, Due 12/15/2034	145,000	146,445

		2,497,130

Total Utilities		2,497,130

Total Corporate Obligations (Cost $12,104,400)		11,847,533

FOREIGN CORPORATE OBLIGATIONS - 2.9%
Communications - 0.3%
Telecommunications - 0.3%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	185,530
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	150,000	138,917

		324,447

Total Communications		324,447

Consumer, Cyclical - 0.3%
Auto Manufacturers - 0.3%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027B	350,000	358,103

Consumer, Non-Cyclical - 1.4%
Agriculture - 0.4%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	37,408

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.9% (continued)
Consumer, Non-Cyclical - 1.4% (continued)
Agriculture - 0.4% (continued)
BAT Capital Corp., (continued)
4.540%, Due 8/15/2047	$260,000	$215,935
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	182,059

		435,402

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	515,257

Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC,
3.950%, Due 4/15/2045B	245,000	184,504
4.700%, Due 7/15/2064B	200,000	154,003
Bayer U.S. Finance LLC, 6.125%, Due 11/21/2026B	200,000	202,835

		541,342

Total Consumer, Non-Cyclical		1,492,001

Energy - 0.5%
Oil & Gas - 0.4%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049B	500,000	407,500

Pipelines - 0.1%
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	86,354

Total Energy		493,854

Financial - 0.4%
Banks - 0.1%
HBOS PLC, 6.000%, Due 11/1/2033B	80,000	84,046

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)C	150,000	157,029

Insurance - 0.2%
Fairfax Financial Holdings Ltd.,
6.350%, Due 3/22/2054	200,000	209,320
6.100%, Due 3/15/2055	35,000	35,274

		244,594

Total Financial		485,669

Total Foreign Corporate Obligations (Cost $3,143,925)		3,154,074

FOREIGN SOVEREIGN OBLIGATIONS - 0.3% (Cost $284,230)
Mexico Government International Bonds, 3.771%, Due 5/24/2061	450,000	274,072

ASSET-BACKED OBLIGATIONS - 1.1%
AmeriCredit Automobile Receivables Trust, 4.120%, Due 5/20/2030, 2025-1 A3B	75,000	75,302
CNH Equipment Trust, 5.420%, Due 10/15/2027, 2024-B A2A	2,706	2,708
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2B	75,000	75,768
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AB	110,000	108,009
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	90,000	90,935
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AB	90,000	88,518
Honda Auto Receivables Owner Trust, 4.570%, Due 9/21/2029, 2025-1 A3	85,000	85,921
John Deere Owner Trust, 3.740%, Due 2/16/2027, 2022-B A3	7,859	7,858
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 A1B	125,000	104,984
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3B	165,000	165,809
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3B	100,000	100,304
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIB	98,250	91,299
Volkswagen Auto Lease Trust, 4.010%, Due 1/22/2029, 2025-B A3	110,000	110,293
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	60,000	60,445

Total Asset-Backed Obligations (Cost $1,192,106)		1,168,153

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.6%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	3,539	3,513
3.000%, Due 11/1/2032	26,401	25,791
5.000%, Due 8/1/2033	10,165	10,328

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.6% (continued)
Federal Home Loan Mortgage Corp., (continued)
5.500%, Due 2/1/2034	$10,112	$10,371
2.500%, Due 6/1/2035	47,411	44,949
2.000%, Due 3/1/2036	136,090	125,802
4.000%, Due 1/1/2041	34,686	34,159
4.500%, Due 2/1/2041	24,492	24,620
2.500%, Due 9/1/2041	116,122	104,504
3.500%, Due 5/1/2042	115,458	111,024
3.500%, Due 6/1/2042	117,158	111,719
3.000%, Due 4/1/2047	105,378	94,480
3.000%, Due 8/1/2048	97,039	88,519
2.500%, Due 7/1/2050	63,789	54,768
2.500%, Due 12/1/2050	60,357	52,090
2.500%, Due 11/1/2051	117,189	101,651
2.000%, Due 2/1/2052	110,130	90,519
2.000%, Due 3/1/2052	195,491	159,097
2.500%, Due 5/1/2052	93,935	81,087
6.000%, Due 3/1/2053	54,832	57,252
4.500%, Due 5/1/2053	88,243	86,777
5.000%, Due 8/1/2053	187,561	188,073
6.000%, Due 8/1/2053	148,631	152,941
5.500%, Due 9/1/2053	102,974	106,145
5.500%, Due 2/1/2054	273,482	279,733
6.000%, Due 8/1/2054	85,314	88,399
5.000%, Due 9/1/2054	144,117	145,326
5.500%, Due 5/1/2055	269,719	275,465

		2,709,102

Federal National Mortgage Association,
3.500%, Due 1/1/2028	3,171	3,154
5.000%, Due 3/1/2034	11,280	11,426
4.500%, Due 4/1/2034	21,174	21,294
3.000%, Due 10/1/2034	2,711	2,628
2.000%, Due 11/1/2035	90,393	83,694
2.000%, Due 12/1/2035	43,011	39,842
3.500%, Due 6/1/2037	63,809	61,765
5.500%, Due 6/1/2038	2,716	2,827
4.500%, Due 1/1/2040	24,697	24,772
5.000%, Due 5/1/2040	45,397	46,545
5.000%, Due 6/1/2040	25,754	26,405
4.000%, Due 9/1/2040	24,176	23,795
4.000%, Due 1/1/2041	47,037	46,077
2.500%, Due 11/1/2041	91,244	82,507
3.000%, Due 6/1/2043	226,929	209,648
3.000%, Due 8/1/2043	206,072	190,316
4.000%, Due 7/1/2045	48,380	47,125
3.500%, Due 8/1/2045	22,753	21,549
3.500%, Due 11/1/2045	216,898	205,196
3.500%, Due 1/1/2046	86,681	82,095
3.500%, Due 5/1/2046	23,578	22,247
4.000%, Due 7/1/2046	48,770	47,520
3.000%, Due 10/1/2046	18,352	16,679
3.000%, Due 11/1/2046	105,889	97,101
3.500%, Due 3/1/2047	26,500	24,988
4.500%, Due 7/1/2047	11,185	11,144
4.500%, Due 8/1/2047	20,513	20,444
3.500%, Due 9/1/2047	33,363	31,441
4.500%, Due 4/1/2048	9,351	9,286
4.500%, Due 7/1/2048	55,446	55,032
4.500%, Due 10/1/2049	63,754	63,259
4.000%, Due 11/1/2049	123,940	120,210
2.500%, Due 8/1/2050	286,354	245,656
3.000%, Due 8/1/2050	82,796	74,103
2.500%, Due 9/1/2050	93,667	80,806

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.6% (continued)
Federal National Mortgage Association, (continued)
2.500%, Due 10/1/2050	$43,898	$37,647
3.000%, Due 10/1/2050	88,941	80,181
2.000%, Due 3/1/2051	139,055	115,118
2.000%, Due 4/1/2051	220,322	180,631
3.000%, Due 5/1/2051	100,466	90,716
3.000%, Due 6/1/2051	97,864	87,346
3.500%, Due 6/1/2051	116,457	108,223
2.000%, Due 7/1/2051	224,662	184,079
3.500%, Due 7/1/2051	98,212	91,747
2.500%, Due 8/1/2051	208,240	179,817
3.000%, Due 11/1/2051	74,615	66,297
2.000%, Due 1/1/2052	341,118	280,875
2.500%, Due 2/1/2052	177,563	153,405
3.500%, Due 5/1/2052	131,300	121,772
4.000%, Due 6/1/2052	154,402	148,981
5.000%, Due 6/1/2052	244,119	248,517
3.000%, Due 7/1/2052	101,642	91,671
4.500%, Due 8/1/2052	128,632	126,561
4.500%, Due 9/1/2052	196,848	193,637
4.500%, Due 10/1/2052	151,991	150,066
5.000%, Due 4/1/2053	73,166	73,921
4.500%, Due 6/1/2053	94,558	93,851
5.500%, Due 10/1/2053	177,725	180,727
6.000%, Due 1/1/2054	194,648	202,933
5.500%, Due 2/1/2054	189,739	194,594
6.500%, Due 6/1/2054	32,646	34,366

		5,670,255

Government National Mortgage Association,
6.500%, Due 8/15/2027	254	254
6.500%, Due 11/15/2027	641	647
7.500%, Due 12/15/2028	2,183	2,229
5.500%, Due 7/15/2033	10,446	10,820
6.000%, Due 12/15/2033	14,587	15,119
5.500%, Due 2/20/2034	15,194	15,717
5.000%, Due 10/15/2039	31,212	32,149
3.500%, Due 9/15/2041	62,892	59,155
3.500%, Due 8/20/2047	12,419	11,691
3.500%, Due 10/20/2047	11,356	10,645
4.000%, Due 1/20/2048	56,388	54,245
5.000%, Due 1/20/2050	25,809	26,293
4.500%, Due 2/20/2050	24,101	23,948
5.000%, Due 2/20/2050	13,335	13,612
2.500%, Due 4/20/2050	121,516	105,473
2.500%, Due 6/20/2051	121,414	105,230
3.000%, Due 6/20/2051	51,964	46,954
2.500%, Due 7/20/2051	190,344	164,982
3.000%, Due 8/20/2051	117,074	107,062
2.500%, Due 11/20/2051	97,231	84,270
3.000%, Due 12/20/2051	229,990	208,062
3.500%, Due 1/20/2052	83,645	77,579
4.000%, Due 3/20/2052	85,811	81,871
2.500%, Due 4/20/2052	54,530	47,261
4.500%, Due 9/20/2052	112,924	111,126
5.000%, Due 4/20/2053	216,662	217,444
5.500%, Due 7/20/2053	166,912	170,277
5.000%, Due 12/20/2054	163,387	163,545
5.500%, Due 5/20/2055	43,218	43,729

		2,011,389

Total U.S. Agency Mortgage-Backed Obligations (Cost $10,914,748)		10,390,746

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	$250,000	$255,429
3.750%, Due 1/25/2030	300,000	298,676
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	359,901

		914,006

Total U.S. Government Agency Obligations (Cost $903,867)		914,006

U.S. TREASURY OBLIGATIONS - 12.5%
U.S. Treasury Bonds,
5.250%, Due 11/15/2028	217,000	226,460
4.750%, Due 2/15/2037	304,000	316,516
4.500%, Due 8/15/2039	241,000	240,435
2.750%, Due 8/15/2042	250,000	192,481
2.875%, Due 5/15/2049	500,000	357,324
4.625%, Due 5/15/2054	40,000	38,313
4.750%, Due 8/15/2055	500,000	488,984

		1,860,513

U.S. Treasury Notes,
4.875%, Due 4/30/2026	3,460,000	3,469,407
2.000%, Due 11/15/2026	500,000	493,836
2.500%, Due 3/31/2027	250,000	247,022
4.125%, Due 10/31/2027	250,000	252,432
2.875%, Due 5/15/2028	200,000	197,016
2.875%, Due 8/15/2028	300,000	294,938
2.625%, Due 2/15/2029	450,000	437,238
2.875%, Due 4/30/2029	300,000	293,027
2.375%, Due 5/15/2029	450,000	432,422
1.625%, Due 8/15/2029	350,000	326,649
1.750%, Due 11/15/2029	200,000	186,539
3.500%, Due 1/31/2030	350,000	347,197
4.000%, Due 2/28/2030	250,000	252,529
3.625%, Due 8/31/2030	630,000	626,013
3.625%, Due 10/31/2030	300,000	297,867
3.625%, Due 9/30/2031	200,000	197,273
4.375%, Due 1/31/2032	150,000	153,527
4.000%, Due 7/31/2032	100,000	100,090
3.875%, Due 9/30/2032	150,000	148,881
3.750%, Due 10/31/2032	400,000	393,781
4.125%, Due 11/15/2032	250,000	251,670
3.500%, Due 2/15/2033	250,000	241,816
3.875%, Due 8/15/2033	200,000	197,367
4.000%, Due 2/15/2034	300,000	297,516
4.375%, Due 5/15/2034	100,000	101,625
3.875%, Due 8/15/2034	300,000	293,777
4.250%, Due 8/15/2035	960,000	960,900
4.000%, Due 11/15/2035	175,000	171,418

		11,663,773

Total U.S. Treasury Obligations (Cost $13,936,719)		13,524,286

	Shares
FOREIGN COMMON STOCKS - 3.3%
Communication Services - 0.3%
Media - 0.3%
WPP PLC, ADRE	11,400	238,032

Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Magna International, Inc.	10,704	547,403

Consumer Staples - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev SA, ADRE	2,600	186,368

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 3.3% (continued)
Consumer Staples - 0.8% (continued)
Personal Products - 0.6%
Unilever PLC	10,213	$698,161

Total Consumer Staples		884,529

Financials - 0.6%
Banks - 0.6%
Bank of Nova Scotia	8,627	644,609

Information Technology - 1.1%
Communications Equipment - 0.9%
Telefonaktiebolaget LM Ericsson, ADRE	91,730	990,684

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	908	202,284

Total Information Technology		1,192,968

Total Foreign Common Stocks (Cost $2,535,935)		3,507,541

SHORT-TERM INVESTMENTS - 3.1% (Cost $3,385,613)
Investment Companies - 3.1%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	3,385,613	3,385,613

SECURITIES LENDING COLLATERAL - 0.7% (Cost $733,198)
Investment Companies - 0.7%
American Beacon U.S. Government Money Market Select Fund, 3.58%F G	733,198	733,198

TOTAL INVESTMENTS - 100.2% (Cost $93,402,555)		108,229,675
LIABILITIES, NET OF OTHER ASSETS - (0.2%)		(249,836)

TOTAL NET ASSETS - 100.0%		$107,979,839

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,842,971 or 2.6% of net assets. The Fund has no right to demand registration of these securities.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2026.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2026.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

Long Futures Contracts Open on January 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 ESG Index Futures	11	March 2026	$3,808,312	$3,831,163	$22,851

			$3,808,312	$3,831,163	$22,851

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

Other Abbreviations:

ESG	Environmental, Social, Governance.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$59,330,453	$—	$—	$59,330,453
Corporate Obligations	—	11,847,533	—	11,847,533
Foreign Corporate Obligations	—	3,154,074	—	3,154,074
Foreign Sovereign Obligations	—	274,072	—	274,072
Asset-Backed Obligations	—	1,168,153	—	1,168,153
U.S. Agency Mortgage-Backed Obligations	—	10,390,746	—	10,390,746
U.S. Government Agency Obligations	—	914,006	—	914,006
U.S. Treasury Obligations	—	13,524,286	—	13,524,286
Foreign Common Stocks	3,507,541	—	—	3,507,541
Short-Term Investments	3,385,613	—	—	3,385,613
Securities Lending Collateral	733,198	—	—	733,198

Total Investments in Securities - Assets	$66,956,805	$41,272,870	$—	$108,229,675

Financial Derivative Instruments - Assets
Futures Contracts	$22,851	$—	$—	$22,851

Total Financial Derivative Instruments - Assets	$22,851	$—	$—	$22,851

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 3.4%
Communications - 1.6%
Media - 1.6%
Walt Disney Co., 3.800%, Due 3/22/2030	$5,450,000	$5,402,017

Utilities - 1.8%
Electric - 1.8%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,170,000	6,293,946

Total Corporate Obligations (Cost $11,737,408)		11,695,963

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 45.1%
Federal Home Loan Mortgage Corp.,
2.500%, Due 9/1/2042	10,283,641	9,235,328
1.500%, Due 1/1/2051	8,530,054	6,621,412
2.500%, Due 3/1/2052	11,296,809	9,642,784
2.500%, Due 4/1/2052	16,968,766	14,463,307
3.000%, Due 5/1/2052	9,869,920	8,783,113
1.500%, Due 6/1/2052	7,618,864	5,909,288
2.000%, Due 10/1/2052	22,060,617	17,933,070
4.000%, Due 10/1/2052	10,067,589	9,647,655
4.000%, Due 11/1/2052	12,609,512	12,085,239

		94,321,196

Federal National Mortgage Association,
3.000%, Due 7/1/2040	5,211,311	4,883,488
3.000%, Due 8/1/2040	3,416,308	3,197,735
2.500%, Due 11/1/2050	5,627,336	4,787,976
2.500%, Due 5/1/2051	9,351,221	7,944,824
2.500%, Due 2/1/2052	8,112,673	6,929,960
3.000%, Due 5/1/2052	19,584,732	17,397,222
3.500%, Due 10/1/2052	10,772,257	9,974,472
4.000%, Due 10/1/2052	6,543,755	6,260,538

		61,376,215

Total U.S. Agency Mortgage-Backed Obligations (Cost $154,313,408)		155,697,411

U.S. TREASURY OBLIGATIONS - 50.2%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	35,820,000	32,166,640
2.500%, Due 2/15/2045	25,385,000	17,928,156
2.500%, Due 5/15/2046	23,735,000	16,424,435

		66,519,231

U.S. Treasury Notes,
1.875%, Due 2/15/2032	17,395,000	15,474,755
3.500%, Due 2/15/2033	36,175,000	34,990,834
4.000%, Due 2/15/2034	41,245,000	40,903,440
3.875%, Due 8/15/2034	16,010,000	15,677,917

		107,046,946

Total U.S. Treasury Obligations (Cost $177,253,173)		173,566,177

TOTAL INVESTMENTS - 98.7% (Cost $343,303,989)		340,959,551
OTHER ASSETS, NET OF LIABILITIES - 1.3%		4,419,803

TOTAL NET ASSETS - 100.0%		$345,379,354

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$11,695,963	$—	$11,695,963
U.S. Agency Mortgage-Backed Obligations	—	155,697,411	—	155,697,411
U.S. Treasury Obligations	—	173,566,177	—	173,566,177

Total Investments in Securities - Assets	$—	$340,959,551	$—	$340,959,551

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Australia - 6.4%
Foreign Common Stocks - 6.4%
Austal Ltd.A	98,965	$481,296
Capricorn Metals Ltd.A	89,650	850,109
Codan Ltd.	41,363	1,096,416
Deep Yellow Ltd.A	517,083	1,023,269
Emerald Resources NLA	206,447	1,004,221
FireFly Metals Ltd.A	695,992	966,777
Liontown Ltd.A B	547,195	707,182
Monadelphous Group Ltd.	45,578	985,634
Predictive Discovery Ltd.A	1,726,088	986,135
Ramelius Resources Ltd.	319,947	972,181
SRG Global Ltd.	469,209	987,031

Total Foreign Common Stocks		10,060,251

Total Australia (Cost $7,592,094)		10,060,251

Austria - 0.7% (Cost $966,023)
Foreign Common Stocks - 0.7%
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,268	1,122,284

Belgium - 0.9% (Cost $946,611)
Foreign Common Stocks - 0.9%
Cenergy Holdings SA	60,199	1,384,269

Brazil - 0.6% (Cost $380,223)
Foreign Common Stocks - 0.6%
Embraer SA	51,231	943,774

Canada - 12.7%
Foreign Common Stocks - 12.7%
5N Plus, Inc.A	71,463	1,263,782
Aritzia, Inc.A	9,008	710,042
Artemis Gold, Inc.A	32,226	934,368
Bombardier, Inc., Class BA B	7,258	1,239,881
Capstone Copper Corp.A B	74,519	825,830
Enerflex Ltd.	81,048	1,487,452
Exchange Income Corp.B	11,224	783,079
Extendicare, Inc.B	61,147	1,041,383
Finning International, Inc.B	13,909	872,243
Groupe Dynamite, Inc.	16,239	845,313
Headwater Exploration, Inc.B	98,894	798,909
Hudbay Minerals, Inc.	43,536	1,031,128
IGM Financial, Inc.B	19,053	921,552
Kinross Gold Corp.	21,912	690,035
Kraken Robotics, Inc.A B	183,785	1,077,079
Lithium Argentina AGA	117,317	787,484
Lundin Gold, Inc.	10,224	766,472
Major Drilling Group International, Inc.A	68,877	755,717
NexGen Energy Ltd.A B	76,616	962,166
Sprott, Inc.B	7,076	867,630
Tamarack Valley Energy Ltd.	188,679	1,276,197

Total Foreign Common Stocks		19,937,742

Total Canada (Cost $15,014,049)		19,937,742

China - 2.2%
Foreign Common Stocks - 2.2%
Chongqing Machinery & Electric Co. Ltd., Class H	2,603,047	808,722
Hua Hong Semiconductor Ltd., Class HA C	79,238	1,191,974
Precision Tsugami China Corp. Ltd.D	146,611	792,227

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
China - 2.2% (continued)
Foreign Common Stocks - 2.2% (continued)
XD, Inc.D	52,663	$575,932

Total Foreign Common Stocks		3,368,855

Total China (Cost $2,447,945)		3,368,855

Denmark - 3.1%
Foreign Common Stocks - 3.1%
AL Sydbank	8,278	750,976
ALK-Abello ASA	16,807	555,752
Cementir Holding NV	39,565	892,227
Jyske Bank AS	5,816	847,034
NKT ASA	7,650	1,004,883
Per Aarsleff Holding AS	5,688	812,602

Total Foreign Common Stocks		4,863,474

Total Denmark (Cost $4,187,249)		4,863,474

Germany - 1.4%
Foreign Common Stocks - 1.4%
Bilfinger SE	7,975	1,119,514
Nordex SEA	26,954	1,079,854

Total Foreign Common Stocks		2,199,368

Total Germany (Cost $1,736,254)		2,199,368

Greece - 1.4%
Foreign Common Stocks - 1.4%
Alpha Bank SA	213,000	1,021,869
National Bank of Greece SA	63,633	1,125,918

Total Foreign Common Stocks		2,147,787

Total Greece (Cost $1,332,131)		2,147,787

India - 1.6%
Foreign Common Stocks - 1.6%
Federal Bank Ltd.	309,557	969,012
Mahindra & Mahindra Financial Services Ltd.	174,297	703,378
South Indian Bank Ltd.	1,913,582	784,203

Total Foreign Common Stocks		2,456,593

Total India (Cost $2,497,383)		2,456,593

Israel - 6.3%
Foreign Common Stocks - 6.3%
Aryt Industries Ltd.	42,403	839,918
Bet Shemesh Engines Holdings 1997 Ltd.A	3,767	952,971
Camtek Ltd.A B	6,556	960,651
Clal Insurance Enterprises Holdings Ltd.	13,875	1,015,226
Elbit Systems Ltd.	1,478	1,048,157
Enlight Renewable Energy Ltd.A	20,248	1,149,953
First International Bank of Israel Ltd.	9,584	816,597
Next Vision Stabilized Systems Ltd.	11,536	1,037,213
Plus500 Ltd.	18,155	1,042,657
Tower Semiconductor Ltd.A	6,904	930,176

Total Foreign Common Stocks		9,793,519

Total Israel (Cost $6,448,111)		9,793,519

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Italy - 3.2%
Foreign Common Stocks - 3.2%
Banca Mediolanum SpA	40,245	$942,689
BPER Banca SpA	76,441	1,074,274
Maire SpA	47,091	820,580
OVS SpAC	163,550	923,213
Technoprobe SpAA	69,690	1,294,300

Total Foreign Common Stocks		5,055,056

Total Italy (Cost $3,440,151)		5,055,056

Ivory Coast - 0.7% (Cost $752,248)
Foreign Common Stocks - 0.7%
Endeavour Mining PLC	19,572	1,090,884

Japan - 18.3%
Foreign Common Stocks - 18.3%
77 Bank Ltd.	19,706	1,078,447
CKD Corp.B	35,497	947,752
Ebara Corp.	33,815	1,021,212
Ferrotec Corp.	19,764	756,112
Furukawa Electric Co. Ltd.	13,080	1,147,533
Ibiden Co. Ltd.B	23,702	1,265,837
INFRONEER Holdings, Inc.	69,024	1,033,991
Kandenko Co. Ltd.	34,778	1,252,473
Kinden Corp.	21,225	939,318
Kioxia Holdings Corp.A	10,943	1,519,516
Kraftia Corp.	15,327	799,520
Mitsui Kinzoku Co. Ltd.	9,422	1,245,934
Modec, Inc.	10,559	1,026,181
Namura Shipbuilding Co. Ltd.	25,434	692,915
NGK Insulators Ltd.	45,095	1,077,001
NHK Spring Co. Ltd.	49,807	905,516
Nippon Electric Glass Co. Ltd.	22,432	974,153
Okumura Corp.	24,966	1,039,962
Organo Corp.B	10,048	1,056,902
Resonac Holdings Corp.	16,020	929,531
Sanki Engineering Co. Ltd.B	21,125	909,644
SBI Holdings, Inc.	36,555	824,888
Shimizu Corp.	69,257	1,227,537
SKY Perfect JSAT Holdings, Inc.	86,774	1,254,250
Sumitomo Rubber Industries Ltd.	56,188	907,953
Takasago Thermal Engineering Co. Ltd.	21,625	625,740
Tokyo Ohka Kogyo Co. Ltd.	23,080	1,088,577
UACJ Corp.	66,360	1,046,354

Total Foreign Common Stocks		28,594,749

Total Japan (Cost $21,835,619)		28,594,749

Mexico - 0.4% (Cost $420,527)
Foreign Common Stocks - 0.4%
Gentera SAB de CV	232,791	646,982

Netherlands - 1.1%
Foreign Common Stocks - 1.1%
AMG Critical Materials NV	19,870	852,632
SBM Offshore NV	25,234	906,429

Total Foreign Common Stocks		1,759,061

Total Netherlands (Cost $1,808,655)		1,759,061

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Norway - 0.5% (Cost $449,856)
Foreign Common Stocks - 0.5%
Protector Forsikring ASA	15,197	$825,702

Poland - 0.5% (Cost $882,418)
Foreign Common Stocks - 0.5%
LPP SA	153	846,237

Portugal - 0.6% (Cost $705,503)
Foreign Common Stocks - 0.6%
Sonae SGPS SA	482,495	1,013,089

Republic of Korea - 11.5%
Foreign Common Stocks - 11.5%
BHI Co. Ltd.A	21,777	1,092,351
Caregen Co. Ltd.	17,581	1,535,928
Doosan Co. Ltd.	1,094	627,934
Eugene Technology Co. Ltd.	10,102	780,737
Hankook Tire & Technology Co. Ltd.	20,225	893,424
HD Hyundai Electric Co. Ltd.	1,670	1,033,425
HD Hyundai Heavy Industries Co. Ltd.	1,556	613,494
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,928	841,880
Hyundai Glovis Co. Ltd.	6,669	1,123,974
KIWOOM Securities Co. Ltd.	4,347	1,345,610
Korea Aerospace Industries Ltd.	9,788	1,128,537
Korea Investment Holdings Co. Ltd.	5,418	814,457
LEENO Industrial, Inc.A	19,119	1,385,602
Oscotec, Inc.A	19,981	773,418
Posco DX Co. Ltd.	36,194	974,778
S&S Tech Corp.	11,605	721,502
Samsung Electro-Mechanics Co. Ltd.	4,668	889,454
WONIK IPS Co. Ltd.A	18,339	1,449,122

Total Foreign Common Stocks		18,025,627

Total Republic of Korea (Cost $11,951,171)		18,025,627

Singapore - 1.3%
Foreign Common Stocks - 1.3%
Hong Leong Asia Ltd.	351,105	940,249
Singapore Technologies Engineering Ltd.	144,169	1,113,322

Total Foreign Common Stocks		2,053,571

Total Singapore (Cost $1,378,930)		2,053,571

Spain - 3.1%
Foreign Common Stocks - 3.1%
Construcciones y Auxiliar de Ferrocarriles SA	11,326	757,183
Grenergy Renovables SAA	9,653	1,099,543
Indra Sistemas SA	16,242	1,052,801
Tecnicas Reunidas SAA	24,186	915,996
Unicaja Banco SAC	292,898	1,003,534

Total Foreign Common Stocks		4,829,057

Total Spain (Cost $3,929,384)		4,829,057

Switzerland - 1.1%
Foreign Common Stocks - 1.1%
Huber & Suhner AG	3,756	761,059
Implenia AG	9,330	892,614

Total Foreign Common Stocks		1,653,673

Total Switzerland (Cost $1,429,071)		1,653,673

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Taiwan - 11.4%
Foreign Common Stocks - 11.4%
Ardentec Corp.	205,793	$1,040,896
Asia Vital Components Co. Ltd.	24,186	1,124,140
ASPEED Technology, Inc.	4,100	1,158,569
Bizlink Holding, Inc.	10,909	451,414
Browave Corp.	90,567	1,314,228
Chenbro Micom Co. Ltd.	21,748	625,161
Chunghwa Precision Test Tech Co. Ltd.	10,450	1,098,997
Compeq Manufacturing Co. Ltd.	226,472	1,215,778
Fulltech Fiber Glass Corp.A	380,818	1,110,373
Gold Circuit Electronics Ltd.	45,083	1,003,774
Jentech Precision Industrial Co. Ltd.	8,489	767,451
King Yuan Electronics Co. Ltd.	127,605	1,199,682
L&K Engineering Co. Ltd.	66,202	1,204,903
Mega Union Technology, Inc.	36,910	817,518
MPI Corp.	15,825	1,260,172
Sigurd Microelectronics Corp.	274,255	1,133,865
Taiwan Union Technology Corp.	86,003	1,374,018

Total Foreign Common Stocks		17,900,939

Total Taiwan (Cost $12,485,110)		17,900,939

Turkey - 0.6% (Cost $592,623)
Foreign Common Stocks - 0.6%
Eldorado Gold Corp.A B	21,829	936,548

United Kingdom - 2.6%
Foreign Common Stocks - 2.6%
Babcock International Group PLC	46,604	916,703
Drax Group PLC	76,614	945,790
Games Workshop Group PLC	2,275	531,423
IG Group Holdings PLC	50,968	943,337
SigmaRoc PLCA	407,760	799,314

Total Foreign Common Stocks		4,136,567

Total United Kingdom (Cost $3,405,569)		4,136,567

United States - 1.5%
Common Stocks - 1.5%
Kolon TissueGene, Inc., KDRA	18,479	1,351,315
TAT Technologies Ltd.A	18,010	916,349

Total Common Stocks		2,267,664

Total United States (Cost $1,710,859)		2,267,664

SHORT-TERM INVESTMENTS - 2.7% (Cost $4,262,549)
Investment Companies - 2.7%
American Beacon U.S. Government Money Market Select Fund, 3.58%E F	4,262,549	4,262,549

SECURITIES LENDING COLLATERAL - 1.2% (Cost $1,821,632)
Investment Companies - 1.2%
American Beacon U.S. Government Money Market Select Fund, 3.58%E F	1,821,632	1,821,632

TOTAL INVESTMENTS - 99.6% (Cost $116,809,948)		155,997,503
OTHER ASSETS, NET OF LIABILITIES - 0.4%		687,140

TOTAL NET ASSETS - 100.0%		$156,684,643

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2026.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,118,721 or 2.0% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E	7-day yield.
F	The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

KDR - Korean Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

IMC International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$10,060,251	$—	$10,060,251
Austria	—	1,122,284	—	1,122,284
Belgium	—	1,384,269	—	1,384,269
Brazil	943,774	—	—	943,774
Canada	19,937,742	—	—	19,937,742
China	—	3,368,855	—	3,368,855
Denmark	—	4,863,474	—	4,863,474
Germany	—	2,199,368	—	2,199,368
Greece	—	2,147,787	—	2,147,787
India	—	2,456,593	—	2,456,593
Israel	1,890,827	7,902,692	—	9,793,519
Italy	—	5,055,056	—	5,055,056
Ivory Coast	—	1,090,884	—	1,090,884
Japan	—	28,594,749	—	28,594,749
Mexico	646,982	—	—	646,982
Netherlands	—	1,759,061	—	1,759,061
Norway	—	825,702	—	825,702
Poland	—	846,237	—	846,237
Portugal	—	1,013,089	—	1,013,089
Republic of Korea	—	18,025,627	—	18,025,627
Singapore	—	2,053,571	—	2,053,571
Spain	—	4,829,057	—	4,829,057
Switzerland	—	1,653,673	—	1,653,673
Taiwan	—	17,900,939	—	17,900,939
Turkey	936,548	—	—	936,548
United Kingdom	—	4,136,567	—	4,136,567
Common Stocks
United States	916,349	1,351,315	—	2,267,664
Short-Term Investments	4,262,549	—	—	4,262,549
Securities Lending Collateral	1,821,632	—	—	1,821,632

Total Investments in Securities - Assets	$31,356,403	$124,641,100	$—	$155,997,503

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Australia - 0.5% (Cost $2,295,153)
Foreign Common Stocks - 0.5%
Rio Tinto PLC	33,820	$3,077,284

Austria - 0.7% (Cost $5,581,742)
Foreign Common Stocks - 0.7%
Mondi PLC	388,195	4,541,397

Belgium - 1.4%
Foreign Common Stocks - 1.4%
Anheuser-Busch InBev SA	68,405	4,903,094
KBC Group NV	14,430	2,043,655
Syensqo SAA	22,938	1,927,545

Total Foreign Common Stocks		8,874,294

Total Belgium (Cost $6,954,593)		8,874,294

Canada - 2.0%
Foreign Common Stocks - 2.0%
Barrick Mining Corp.	20,372	931,189
Canadian Pacific Kansas City Ltd.	48,511	3,606,127
Gildan Activewear, Inc.	42,472	2,759,518
Linamar Corp.	27,546	1,746,242
Open Text Corp.A	32,704	835,343
Suncor Energy, Inc.	44,635	2,359,183

Total Foreign Common Stocks		12,237,602

Total Canada (Cost $10,238,280)		12,237,602

China - 3.0%
Foreign Common Stocks - 3.0%
AIA Group Ltd.	451,000	5,208,392
ArcelorMittal SA	15,019	811,427
Prudential PLC	591,580	9,686,095
Techtronic Industries Co. Ltd.	227,000	3,111,680

Total Foreign Common Stocks		18,817,594

Total China (Cost $14,139,050)		18,817,594

Denmark - 1.1% (Cost $6,948,090)
Foreign Common Stocks - 1.1%
Novo Nordisk AS, Class B	110,032	6,522,649

France - 16.9%
Foreign Common Stocks - 16.9%
Air Liquide SA	17,027	3,187,003
Alstom SAB	568,870	18,205,293
Arkema SA	57,309	3,484,247
BNP Paribas SA	104,029	11,163,033
Bureau Veritas SA	91,131	2,931,260
Capgemini SE	53,035	8,248,838
Cie de Saint-Gobain SA	69,284	6,857,367
Cie Generale des Etablissements Michelin SCA	96,043	3,571,042
Eiffage SA	6,638	982,501
Engie SA	166,139	4,952,123
Kering SA	29,954	9,341,909
Legrand SA	16,178	2,584,984
LVMH Moet Hennessy Louis Vuitton SE	2,251	1,453,679
Orange SA	279,513	5,211,180
Pernod Ricard SA	17,045	1,515,469
Societe Generale SA	115,022	10,055,235
Teleperformance SE	82,288	5,322,800
Thales SA	5,843	1,772,949

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
France - 16.9% (continued)
Foreign Common Stocks - 16.9% (continued)
Verallia SAA C	130,562	$3,416,486
Worldline SAA B C	152,858	260,262

Total Foreign Common Stocks		104,517,660

Total France (Cost $95,117,188)		104,517,660

Germany - 9.7%
Foreign Common Stocks - 9.7%
Allianz SE	6,671	2,943,386
Bayerische Motoren Werke AG	41,583	4,314,443
Beiersdorf AG	17,629	2,101,380
Continental AG	61,755	4,878,542
Daimler Truck Holding AG	87,904	4,267,519
Deutsche Bank AG	53,713	2,120,036
Deutsche Boerse AG	6,262	1,584,608
Deutsche Post AG	89,622	5,030,287
Deutsche Telekom AG	133,686	4,463,136
E.ON SE	57,845	1,224,636
Infineon Technologies AG	100,739	4,971,347
Lanxess AG	86,658	1,793,318
Mercedes-Benz Group AG	67,899	4,650,941
Merck KGaA	23,960	3,565,464
MTU Aero Engines AG	4,685	2,080,296
SAP SE	23,685	4,788,013
Siemens Healthineers AGC	46,373	2,316,901
Symrise AG	25,092	2,113,432
Zalando SEB C	33,777	976,699

Total Foreign Common Stocks		60,184,384

Total Germany (Cost $54,887,832)		60,184,384

Israel - 0.7% (Cost $2,931,434)
Foreign Common Stocks - 0.7%
Bank Hapoalim BM	168,559	4,178,820

Italy - 2.3%
Foreign Common Stocks - 2.3%
Banca Monte dei Paschi di Siena SpA	189,515	1,962,190
Enel SpA	164,604	1,820,104
Eni SpA	85,336	1,743,402
Generali	1,985	80,961
Lottomatica Group SpA	72,034	1,769,265
UniCredit SpA	77,686	6,764,263

Total Foreign Common Stocks		14,140,185

Total Italy (Cost $8,578,765)		14,140,185

Japan - 11.1%
Foreign Common Stocks - 11.1%
Bandai Namco Holdings, Inc.	61,200	1,587,544
Ebara Corp.	60,500	1,827,099
FANUC Corp.	138,300	5,618,974
Japan Post Bank Co. Ltd.	112,000	1,985,947
KDDI Corp.	123,700	2,084,771
Maruwa Co. Ltd.A	4,500	1,389,604
MatsukiyoCocokara & Co.	148,400	2,375,789
Mitsui Fudosan Co. Ltd.	220,200	2,525,701
Mizuho Financial Group, Inc.	71,700	3,148,097
Murata Manufacturing Co. Ltd.	11,000	223,465
Nitori Holdings Co. Ltd.A	76,400	1,310,239
Otsuka Holdings Co. Ltd.	42,600	2,548,307

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Japan - 11.1% (continued)
Foreign Common Stocks - 11.1% (continued)
Renesas Electronics Corp.B	485,200	$8,101,293
Resona Holdings, Inc.	271,000	3,129,956
Shimadzu Corp.	116,700	3,143,983
Shin-Etsu Chemical Co. Ltd.	57,900	1,913,161
SMC Corp.	12,100	4,714,751
Sompo Holdings, Inc.	78,900	2,732,980
SUMCO Corp.	340,200	3,558,806
Sumitomo Corp.	150,200	6,074,425
Sumitomo Mitsui Financial Group, Inc.	45,400	1,592,091
Suzuki Motor Corp.	127,800	1,753,053
Tokyo Electron Ltd.	10,400	2,786,604
Toyo Suisan Kaisha Ltd.	34,700	2,471,247

Total Foreign Common Stocks		68,597,887

Total Japan (Cost $59,546,176)		68,597,887

Netherlands - 5.8%
Foreign Common Stocks - 5.8%
Akzo Nobel NV	36,578	2,554,801
ASML Holding NV	4,677	6,647,178
Heineken NV	98,297	8,096,740
IMCD NV	16,787	1,566,795
ING Groep NV	176,791	5,204,321
Koninklijke Philips NV	148,811	4,274,680
Magnum Ice Cream Co. NVB	17,743	315,015
Randstad NV	154,250	5,519,345
Universal Music Group NV	80,510	1,973,503

Total Foreign Common Stocks		36,152,378

Total Netherlands (Cost $31,680,584)		36,152,378

Republic of Korea - 3.8%
Foreign Common Stocks - 3.8%
BGF retail Co. Ltd.	45,382	3,828,690
Hana Financial Group, Inc.	32,894	2,288,328
Kia Corp.	8,514	904,214
KT&G Corp.	1,737	185,903
Samsung Electronics Co. Ltd.	119,572	13,357,637
Samsung Fire & Marine Insurance Co. Ltd.	3,287	1,145,241
Shinhan Financial Group Co. Ltd.	26,271	1,539,854

Total Foreign Common Stocks		23,249,867

Total Republic of Korea (Cost $13,854,742)		23,249,867

Singapore - 1.1% (Cost $6,514,125)
Foreign Common Stocks - 1.1%
United Overseas Bank Ltd.	232,100	6,991,251

South Africa - 0.5% (Cost $2,497,494)
Foreign Common Stocks - 0.5%
Anglo American PLC	64,007	2,966,598

Spain - 3.4%
Foreign Common Stocks - 3.1%
Banco Santander SA	688,533	8,859,365
Bankinter SA	163,390	2,796,958
Industria de Diseno Textil SA	31,751	2,072,960
Repsol SA	285,248	5,619,876

Total Foreign Common Stocks		19,349,159

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
Spain - 3.4% (continued)
Foreign Preferred Stocks - 0.3%
Grifols SA, 1.926%D	179,184	$1,661,846

Total Spain (Cost $14,772,981)		21,011,005

Sweden - 1.4%
Foreign Common Stocks - 1.4%
Electrolux AB, Class BA B	223,276	1,801,324
Hexagon AB, Class B	379,491	4,305,982
Sandvik AB	69,298	2,742,238

Total Foreign Common Stocks		8,849,544

Total Sweden (Cost $7,414,971)		8,849,544

Switzerland - 1.8%
Foreign Common Stocks - 1.8%
ABB Ltd.	39,818	3,440,687
Adecco Group AGA	208,364	6,117,360
Cie Financiere Richemont SA, Class A	9,422	1,824,664

Total Foreign Common Stocks		11,382,711

Total Switzerland (Cost $10,196,252)		11,382,711

United Kingdom - 20.4%
Foreign Common Stocks - 20.4%
3i Group PLC	55,409	2,547,923
AstraZeneca PLC, ADR	57,572	5,340,954
AstraZeneca PLC	63,431	11,776,280
Barclays PLC	2,140,591	14,297,104
Barratt Redrow PLC	777,470	4,133,402
Beazley PLC	103,333	1,603,020
Berkeley Group Holdings PLC	29,320	1,654,102
British American Tobacco PLC	97,841	5,911,731
Bunzl PLC	28,538	799,719
Compass Group PLC	109,861	3,290,626
Croda International PLC	49,300	1,842,151
Diageo PLC	164,865	3,800,193
Hikma Pharmaceuticals PLC	163,528	3,427,545
Howden Joinery Group PLC	212,362	2,432,070
IMI PLC	83,211	3,149,329
JD Sports Fashion PLC	704,496	789,223
Marks & Spencer Group PLCA	420,845	2,114,518
Melrose Industries PLC	64,638	554,649
National Grid PLC	232,279	3,939,057
NatWest Group PLC	207,462	1,900,639
Reckitt Benckiser Group PLC	134,044	11,174,006
RELX PLC	201,785	7,177,261
Rolls-Royce Holdings PLC	268,835	4,469,736
RS Group PLC	184,397	1,691,936
Segro PLC	229,949	2,397,956
Smith & Nephew PLC	127,799	2,178,388
Smiths Group PLC	30,397	1,045,572
SSE PLC	51,740	1,719,162
Standard Chartered PLC	88,041	2,248,065
Taylor Wimpey PLC	3,817,858	5,578,967
Unilever PLC	78,859	5,347,504
WH Smith PLC	159,154	1,471,858
Whitbread PLC	131,398	4,905,425

Total Foreign Common Stocks		126,710,071

Total United Kingdom (Cost $105,365,946)		126,710,071

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
United States - 10.2%
Common Stocks - 10.2%
Aegon Ltd.	504,995	$3,975,464
Amcor PLC, CDI	42,349	1,833,305
Aon PLC, Class A	8,545	2,987,674
BP PLC	645,025	4,078,846
Carnival PLCB	145,450	4,320,681
Chubb Ltd.	5,355	1,657,694
CNH Industrial NV	104,960	1,129,370
CRH PLC	16,564	2,027,599
GSK PLC	392,046	10,066,602
ICON PLCB	8,888	1,602,062
Medtronic PLC	26,393	2,717,423
Roche Holding AG	23,579	10,700,269
Sanofi SA	59,004	5,550,793
Shell PLC	276,407	10,594,343

Total Common Stocks		63,242,125

Total United States (Cost $55,768,593)		63,242,125

SHORT-TERM INVESTMENTS - 1.9% (Cost $11,985,810)
Investment Companies - 1.9%
American Beacon U.S. Government Money Market Select Fund, 3.58%E F	11,985,810	11,985,810

SECURITIES LENDING COLLATERAL - 0.0% (Cost $148,405)
Investment Companies - 0.0%
American Beacon U.S. Government Money Market Select Fund, 3.58%E F	148,405	148,405

TOTAL INVESTMENTS - 99.7% (Cost $527,418,206)		618,379,521
OTHER ASSETS, NET OF LIABILITIES - 0.3%		1,703,290

TOTAL NET ASSETS - 100.0%		$620,082,811

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2026.
B	Non-income producing security.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,970,348 or 1.1% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	7-day yield.
F	The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

CDI - CHESS (Clearing House Electronic Subregister System) Depositary Interest.

PLC - Public Limited Company.

Long Futures Contracts Open on January 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. Mini MSCI EAFE Index Futures	92	March 2026	$13,848,986	$13,969,280	$120,294

			$13,848,986	$13,969,280	$120,294

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$3,077,284	$—	$3,077,284
Austria	—	4,541,397	—	4,541,397
Belgium	—	8,874,294	—	8,874,294
Canada	12,237,602	—	—	12,237,602
China	—	18,817,594	—	18,817,594
Denmark	—	6,522,649	—	6,522,649
France	—	104,517,660	—	104,517,660
Germany	—	60,184,384	—	60,184,384
Israel	—	4,178,820	—	4,178,820
Italy	80,961	14,059,224	—	14,140,185
Japan	—	68,597,887	—	68,597,887
Netherlands	315,015	35,837,363	—	36,152,378
Republic of Korea	—	23,249,867	—	23,249,867
Singapore	—	6,991,251	—	6,991,251
South Africa	—	2,966,598	—	2,966,598
Spain	—	19,349,159	—	19,349,159
Sweden	—	8,849,544	—	8,849,544
Switzerland	—	11,382,711	—	11,382,711
United Kingdom	5,340,954	121,369,117	—	126,710,071
Foreign Preferred Stocks
Spain	—	1,661,846	—	1,661,846
Common Stocks
United States	12,121,822	51,120,303	—	63,242,125
Short-Term Investments	11,985,810	—	—	11,985,810
Securities Lending Collateral	148,405	—	—	148,405

Total Investments in Securities - Assets	$42,230,569	$576,148,952	$—	$618,379,521

Financial Derivative Instruments - Assets
Futures Contracts	$120,294	$—	$—	$120,294

Total Financial Derivative Instruments - Assets	$120,294	$—	$—	$120,294

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.9%
Comcast Corp., Class A	1,005,193	$29,904,492

Interactive Media & Services - 1.5%
Alphabet, Inc., Class A	146,226	49,424,388

Media - 0.5%
Omnicom Group, Inc.	198,700	15,307,848
Versant Media Group, Inc.A	40,207	1,309,944

		16,617,792

Total Communication Services		95,946,672

Consumer Discretionary - 6.2%
Automobile Components - 1.3%
Aptiv PLCA	478,528	36,248,496
BorgWarner, Inc.	119,881	5,683,558

		41,932,054

Automobiles - 0.8%
General Motors Co.	323,209	27,149,556

Distributors - 0.3%
Genuine Parts Co.	58,600	8,144,814

Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.A	1,580,568	47,448,651
Marriott International, Inc., Class A	54,358	17,139,077
Wynn Resorts Ltd.	231,377	24,861,459

		89,449,187

Household Durables - 0.3%
Lennar Corp., Class A	88,216	9,646,420

Specialty Retail - 0.8%
Lithia Motors, Inc.	15,492	5,010,733
Lowe’s Cos., Inc.	80,403	21,472,425

		26,483,158

Total Consumer Discretionary		202,805,189

Consumer Staples - 3.6%
Beverages - 1.6%
Constellation Brands, Inc., Class A	74,722	11,708,937
Keurig Dr. Pepper, Inc.	1,044,645	28,665,059
PepsiCo, Inc.	78,647	12,082,539

		52,456,535

Food Products - 1.4%
Conagra Brands, Inc.	222,994	4,127,619
J.M. Smucker Co.	81,794	8,576,919
Kraft Heinz Co.	604,614	14,353,536
Mondelez International, Inc., Class A	199,160	11,644,885
Nestle SA, ADR	68,465	6,508,283

		45,211,242

Household Products - 0.2%
Kimberly-Clark Corp.	81,981	8,197,280

Personal Products - 0.1%
Kenvue, Inc.	152,487	2,653,274

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Consumer Staples - 3.6% (continued)
Tobacco - 0.3%
Philip Morris International, Inc.	50,575	$9,075,178

Total Consumer Staples		117,593,509

Energy - 8.0%
Energy Equipment & Services - 1.4%
Halliburton Co.	456,487	15,301,444
NOV, Inc.	698,571	12,818,778
SLB Ltd.	354,507	17,151,049

		45,271,271

Oil, Gas & Consumable Fuels - 6.6%
APA Corp.	1,278,087	33,754,278
Chevron Corp.	231,456	40,944,566
ConocoPhillips	286,820	29,895,249
EOG Resources, Inc.	63,459	7,115,658
Exxon Mobil Corp.	402,271	56,881,119
Murphy Oil Corp.	66,745	2,008,357
Ovintiv, Inc.	326,070	14,174,263
Permian Resources Corp.	863,333	13,925,561
Shell PLC, ADR	238,237	18,351,396

		217,050,447

Total Energy		262,321,718

Financials - 22.9%
Banks - 9.2%
Bank of America Corp.	888,672	47,277,350
Citigroup, Inc.	457,447	52,931,192
Citizens Financial Group, Inc.	184,623	11,627,556
First Citizens BancShares, Inc., Class A	5,780	11,962,115
JPMorgan Chase & Co.	158,795	48,573,803
PNC Financial Services Group, Inc.	91,269	20,380,368
Truist Financial Corp.	239,316	12,305,629
U.S. Bancorp	431,240	24,196,876
Wells Fargo & Co.	570,553	51,629,341
Western Alliance Bancorp	216,265	19,280,025

		300,164,255

Capital Markets - 3.9%
ARES Management Corp., Class A	25,404	3,802,216
Blackrock, Inc.	15,122	16,920,611
KKR & Co., Inc.	139,345	15,921,560
LPL Financial Holdings, Inc.	67,539	24,617,965
Morgan Stanley	143,341	26,202,735
Nasdaq, Inc.	213,327	20,669,253
State Street Corp.	159,612	20,886,826

		129,021,166

Consumer Finance - 2.1%
American Express Co.	130,976	46,125,818
Capital One Financial Corp.	48,975	10,722,097
SLM Corp.	400,527	10,874,308

		67,722,223

Financial Services - 2.3%
Berkshire Hathaway, Inc., Class BA	61,958	29,772,678
Corebridge Financial, Inc.	330,570	10,191,473
Fidelity National Information Services, Inc.	495,654	27,384,884

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Financials - 22.9% (continued)
Financial Services - 2.3% (continued)
Fiserv, Inc.A	121,539	$7,745,680

		75,094,715

Insurance - 5.4%
American International Group, Inc.	576,112	43,139,267
Aon PLC, Class A	52,253	18,269,739
Chubb Ltd.	60,176	18,628,082
Everest Group Ltd.	26,242	8,693,450
Hartford Insurance Group, Inc.	57,799	7,806,333
Marsh & McLennan Cos., Inc.	104,366	19,640,637
Progressive Corp.	156,820	32,618,560
Travelers Cos., Inc.	69,107	19,661,633
Willis Towers Watson PLC	30,962	9,829,506

		178,287,207

Total Financials		750,289,566

Health Care - 13.0%
Biotechnology - 0.5%
AbbVie, Inc.	71,079	15,851,328

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	143,744	15,711,219
GE HealthCare Technologies, Inc.	502,506	39,682,899
Medline, Inc., Class AA	41,092	1,816,266
Medtronic PLC	389,148	40,066,678
Solventum Corp.A	8,825	679,260
Zimmer Biomet Holdings, Inc.	124,896	10,874,695

		108,831,017

Health Care Providers & Services - 5.9%
Centene Corp.A	108,391	4,695,498
Cigna Group	129,720	35,557,549
CVS Health Corp.	108,216	8,064,256
Elevance Health, Inc.	143,517	49,619,568
HCA Healthcare, Inc.	16,955	8,278,618
Humana, Inc.	81,420	15,893,184
Labcorp Holdings, Inc.	40,743	11,062,539
McKesson Corp.	39,023	32,436,308
UnitedHealth Group, Inc.	102,360	29,370,155

		194,977,675

Life Sciences Tools & Services - 0.3%
Avantor, Inc.A	1,061,116	11,587,387

Pharmaceuticals - 3.0%
GSK PLC, ADR	109,433	5,646,743
Johnson & Johnson	132,106	30,021,088
Merck & Co., Inc.	329,128	36,292,945
Pfizer, Inc.	325,791	8,613,914
Sanofi SA, ADR	356,620	16,775,405

		97,350,095

Total Health Care		428,597,502

Industrials - 12.9%
Aerospace & Defense - 3.6%
Boeing Co.A	172,515	40,320,206
General Dynamics Corp.	90,319	31,710,097
Northrop Grumman Corp.	21,322	14,760,368

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Industrials - 12.9% (continued)
Aerospace & Defense - 3.6% (continued)
RTX Corp.	154,231	$30,989,635

		117,780,306

Air Freight & Logistics - 0.9%
FedEx Corp.	87,016	28,040,906

Building Products - 1.0%
Johnson Controls International PLC	258,718	30,854,709
Trane Technologies PLC	7,299	3,069,813

		33,924,522

Construction & Engineering - 0.4%
AECOM	81,824	7,890,289
Fluor Corp.A	79,817	3,686,747

		11,577,036

Electrical Equipment - 0.8%
Eaton Corp. PLC	31,556	11,089,410
Vertiv Holdings Co., Class A	83,072	15,466,345

		26,555,755

Ground Transportation - 1.3%
JB Hunt Transport Services, Inc.	77,448	15,700,258
Norfolk Southern Corp.	28,691	8,355,967
Union Pacific Corp.	75,469	17,742,762

		41,798,987

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	63,549	14,458,669

Machinery - 4.0%
Caterpillar, Inc.	11,719	7,703,602
CNH Industrial NV	1,509,559	16,242,855
Cummins, Inc.	23,332	13,505,028
Deere & Co.	16,446	8,683,488
Fortive Corp.	482,719	25,492,390
Illinois Tool Works, Inc.	43,239	11,296,621
Otis Worldwide Corp.	31,772	2,713,964
PACCAR, Inc.	274,315	33,716,057
Stanley Black & Decker, Inc.	80,195	6,308,139
Timken Co.	62,558	5,829,780

		131,491,924

Professional Services - 0.3%
Equifax, Inc.	53,463	10,767,448

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	5,397	5,828,436

Total Industrials		422,223,989

Information Technology - 10.8%
Communications Equipment - 1.6%
F5, Inc.A	184,371	50,814,491

Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	11,700	1,478,763

IT Services - 1.2%
Accenture PLC, Class A	73,865	19,473,769

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Information Technology - 10.8% (continued)
IT Services - 1.2% (continued)
Cognizant Technology Solutions Corp., Class A	254,008	$20,843,896

		40,317,665

Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	77,714	24,159,728
Entegris, Inc.	278,210	32,848,255
KLA Corp.	14,238	20,331,010
Microchip Technology, Inc.	420,300	31,909,176
QUALCOMM, Inc.	153,994	23,343,950
Texas Instruments, Inc.	73,981	15,946,605

		148,538,724

Software - 3.0%
Oracle Corp.	98,886	16,274,658
Salesforce, Inc.	150,832	32,020,125
Workday, Inc., Class AA	282,143	49,552,775

		97,847,558

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	661,942	14,244,992

Total Information Technology		353,242,193

Materials - 3.3%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	87,877	23,946,483
Axalta Coating Systems Ltd.A	589,850	19,807,163
Olin Corp.	351,280	7,310,137
PPG Industries, Inc.	206,234	23,846,837
Sherwin-Williams Co.	12,466	4,420,942

		79,331,562

Construction Materials - 0.3%
CRH PLC	74,829	9,159,818

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	341,300	20,556,499

Total Materials		109,047,879

Real Estate - 2.1%
Industrial REITs - 1.0%
Prologis, Inc.	238,858	31,185,300

Specialized REITs - 1.1%
Public Storage	65,019	17,957,598
VICI Properties, Inc.	672,191	18,875,123

		36,832,721

Total Real Estate		68,018,021

Utilities - 6.7%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	43,196	5,173,801
Duke Energy Corp.	172,627	20,948,287
Entergy Corp.	286,721	27,493,677
NextEra Energy, Inc.	93,520	8,220,408
PG&E Corp.	1,794,634	27,673,256
Pinnacle West Capital Corp.	244,227	22,849,878
PPL Corp.	235,784	8,547,170
Southern Co.	168,459	15,045,073

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.4% (continued)
Utilities - 6.7% (continued)
Electric Utilities - 5.3% (continued)
Xcel Energy, Inc.	512,688	$38,995,049

		174,946,599

Multi-Utilities - 1.4%
Dominion Energy, Inc.	728,878	43,856,589

Total Utilities		218,803,188

Total Common Stocks (Cost $2,010,864,822)		3,028,889,426

FOREIGN COMMON STOCKS - 4.7%
Communication Services - 0.3%
Media - 0.3%
WPP PLC, ADRB	388,476	8,111,379

Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Magna International, Inc.	368,063	18,822,742

Consumer Staples - 1.4%
Beverages - 0.5%
Anheuser-Busch InBev SA, ADRB	83,143	5,959,690
Coca-Cola Europacific Partners PLC	61,485	5,638,175
Diageo PLC, ADRB	33,671	3,124,669

		14,722,534

Household Products - 0.2%
Reckitt Benckiser Group PLC, ADR	451,690	7,529,672

Personal Products - 0.7%
Unilever PLC	342,129	23,387,938

Total Consumer Staples		45,640,144

Financials - 0.6%
Banks - 0.6%
Bank of Nova Scotia	282,070	21,076,270

Information Technology - 1.8%
Communications Equipment - 1.1%
Telefonaktiebolaget LM Ericsson, ADRB	3,287,296	35,502,797

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	32,393	7,216,512

Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	72,670	16,433,594

Total Information Technology		59,152,903

Total Foreign Common Stocks (Cost $109,892,662)		152,803,438

SHORT-TERM INVESTMENTS - 2.6% (Cost $84,804,835)
Investment Companies - 2.6%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	84,804,835	84,804,835

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.9% (Cost $30,308,502)
Investment Companies - 0.9%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	30,308,502	$30,308,502

TOTAL INVESTMENTS - 100.6% (Cost $2,235,870,821)		3,296,806,201
LIABILITIES, NET OF OTHER ASSETS - (0.6%)		(18,430,224)

TOTAL NET ASSETS - 100.0%		$3,278,375,977

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2026.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on January 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 ESG Index Futures	282	March 2026	$98,136,129	$98,217,075	$80,946

			$98,136,129	$98,217,075	$80,946

Glossary:

Index Abbreviations:

S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

Other Abbreviations:

ESG	Environmental, Social, Governance.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,028,889,426	$—	$—	$3,028,889,426
Foreign Common Stocks	152,803,438	—	—	152,803,438
Short-Term Investments	84,804,835	—	—	84,804,835
Securities Lending Collateral	30,308,502	—	—	30,308,502

Total Investments in Securities - Assets	$3,296,806,201	$—	$—	$3,296,806,201

Financial Derivative Instruments - Assets
Futures Contracts	$80,946	$—	$—	$80,946

Total Financial Derivative Instruments - Assets	$80,946	$—	$—	$80,946

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7%
Communication Services - 1.6%
Interactive Media & Services - 0.2%
IAC, Inc.A	187,600	$6,931,820
Ziff Davis, Inc.A	25,600	978,432

		7,910,252

Media - 1.4%
National CineMedia, Inc.B	1,212,464	4,376,995
Nexstar Media Group, Inc.	47,770	10,145,393
Scholastic Corp.B	36,600	1,279,902
Stagwell, Inc.A B	5,234,448	31,459,033
TEGNA, Inc.	276,790	5,303,296

		52,564,619

Total Communication Services		60,474,871

Consumer Discretionary - 11.7%
Automobile Components - 2.4%
Adient PLCA	644,025	13,395,720
American Axle & Manufacturing Holdings, Inc.A B	1,500,487	11,958,881
BorgWarner, Inc.	150,063	7,114,487
Gentherm, Inc.A	284,750	9,100,610
Goodyear Tire & Rubber Co.A	719,500	6,770,495
Lear Corp.	181,794	21,286,259
Phinia, Inc.	82,540	5,874,372
Standard Motor Products, Inc.	54,500	2,176,185
Visteon Corp.	62,860	5,711,460
XPEL, Inc.A	137,069	7,060,424

		90,448,893

Automobiles - 0.5%
Thor Industries, Inc.	142,583	15,950,760
Winnebago Industries, Inc.	74,042	3,399,268

		19,350,028

Broadline Retail - 0.2%
Kohl’s Corp.	159,500	2,786,465
Macy’s, Inc.	317,100	6,348,342

		9,134,807

Distributors - 0.1%
GigaCloud Technology, Inc., Class AA	26,700	1,066,131
Gold.com, Inc.	35,100	1,819,935

		2,886,066

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	5,400	6,299,802
Perdoceo Education Corp.	133,280	4,268,958

		10,568,760

Hotels, Restaurants & Leisure - 1.9%
Cheesecake Factory, Inc.B	189,549	10,986,260
Dine Brands Global, Inc.B	13,300	457,387
Golden Entertainment, Inc.	61,590	1,658,003
Marriott Vacations Worldwide Corp.	432,554	23,492,008
Papa John’s International, Inc.B	411,210	14,462,256
Travel & Leisure Co.	162,850	11,324,589
Wyndham Hotels & Resorts, Inc.	173,504	12,629,356

		75,009,859

Household Durables - 1.9%
Beazer Homes USA, Inc.A	27,400	591,018
Century Communities, Inc.	241,094	15,184,100

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Consumer Discretionary - 11.7% (continued)
Household Durables - 1.9% (continued)
Ethan Allen Interiors, Inc.	40,170	$921,098
Green Brick Partners, Inc.A	106,929	7,419,804
KB Home	252,745	14,542,947
Leggett & Platt, Inc.	39,300	458,631
M/I Homes, Inc.A	39,800	5,321,260
Meritage Homes Corp.	100,200	6,964,902
Newell Brands, Inc.	3,286,744	13,968,662
Tri Pointe Homes, Inc.A	188,700	6,293,145

		71,665,567

Leisure Products - 1.1%
Brunswick Corp.	302,495	24,266,149
Callaway Golf Co.A	221,670	3,180,965
Johnson Outdoors, Inc., Class A	13,865	629,332
Malibu Boats, Inc., Class AA	12,400	403,000
Smith & Wesson Brands, Inc.	52,200	570,024
YETI Holdings, Inc.A	303,958	13,893,920

		42,943,390

Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class AA	29,700	2,899,611
Academy Sports & Outdoors, Inc.	444,017	24,425,375
Advance Auto Parts, Inc.	55,300	2,654,953
Asbury Automotive Group, Inc.A	47,100	11,045,421
Boot Barn Holdings, Inc.A	35,645	6,361,919
Buckle, Inc.	121,560	5,749,788
Group 1 Automotive, Inc.	23,900	8,466,814
Lithia Motors, Inc.	69,381	22,440,591
MarineMax, Inc.A	32,300	873,069
Sally Beauty Holdings, Inc.A	149,700	2,278,434
Signet Jewelers Ltd.	58,200	5,370,114
Sonic Automotive, Inc., Class AB	233,306	13,989,028

		106,555,117

Textiles, Apparel & Luxury Goods - 0.5%
G-III Apparel Group Ltd.	60,100	1,763,935
PVH Corp.	68,500	4,271,660
VF Corp.	641,715	12,571,197

		18,606,792

Total Consumer Discretionary		447,169,279

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	40,400	2,504,396
Ingles Markets, Inc., Class A	36,700	2,747,362
United Natural Foods, Inc.A	107,160	3,989,567
Village Super Market, Inc., Class A	17,560	626,189

		9,867,514

Food Products - 0.9%
Darling Ingredients, Inc.A	444,658	20,303,084
Fresh Del Monte Produce, Inc.	120,980	4,798,067
J&J Snack Foods Corp.	86,391	8,207,145
Seneca Foods Corp., Class AA	10,440	1,245,805

		34,554,101

Household Products - 0.2%
Central Garden & Pet Co., Class AA	311,874	9,565,176

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Consumer Staples - 1.9% (continued)
Personal Products - 0.4%
Herbalife Ltd.A	66,029	$1,138,340
Interparfums, Inc.	151,157	14,748,389

		15,886,729

Tobacco - 0.1%
Universal Corp.	61,200	3,463,308

Total Consumer Staples		73,336,828

Energy - 7.6%
Energy Equipment & Services - 3.3%
Atlas Energy Solutions, Inc.B	1,013,760	11,830,579
Bristow Group, Inc.A	72,360	3,180,946
Expro Group Holdings NVA	405,261	6,488,229
Helmerich & Payne, Inc.	255,362	8,651,664
Kodiak Gas Services, Inc.	288,403	12,115,810
Noble Corp. PLC	226,000	8,050,120
NOV, Inc.	1,596,950	29,304,032
Oceaneering International, Inc.A	141,900	4,271,190
Oil States International, Inc.A	38,700	327,789
Patterson-UTI Energy, Inc.	245,400	1,847,862
RPC, Inc.	203,400	1,352,610
Select Water Solutions, Inc.	816,141	9,867,145
Transocean Ltd.A	1,567,200	7,788,984
Valaris Ltd.A	107,760	6,220,985
Weatherford International PLC	157,772	14,843,190

		126,141,135

Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	559,683	14,781,228
California Resources Corp.	392,090	20,976,815
Clean Energy Fuels Corp.A	331,350	728,970
CNX Resources Corp.A	167,100	6,483,480
Crescent Energy Co., Class A	134,467	1,313,742
Green Plains, Inc.A	99,200	1,136,832
Gulfport Energy Corp.A	43,765	8,935,500
Infinity Natural Resources, Inc., Class AA	409,769	6,507,132
International Seaways, Inc.	74,720	4,457,048
Magnolia Oil & Gas Corp., Class A	799,937	20,406,393
Murphy Oil Corp.B	722,600	21,743,034
NextDecade Corp.A B	207,900	1,099,791
Northern Oil & Gas, Inc.B	1,136,872	28,421,800
Ovintiv, Inc.	90,600	3,938,382
PBF Energy, Inc., Class A	164,847	5,515,781
Peabody Energy Corp.	173,100	6,103,506
Range Resources Corp.	89,400	3,383,790
Talos Energy, Inc.A	241,800	2,882,256
World Kinect Corp.	143,320	3,856,741

		162,672,221

Total Energy		288,813,356

Financials - 20.9%
Banks - 14.2%
Ameris Bancorp	86,300	6,957,506
Arrow Financial Corp.	5,800	196,098
Associated Banc-Corp.	443,038	12,077,216
Atlantic Union Bankshares Corp.	493,485	19,166,957
Axos Financial, Inc.A	78,200	7,741,018
Banc of California, Inc.	53,700	1,072,926
Bank OZK	143,600	6,829,616

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Financials - 20.9% (continued)
Banks - 14.2% (continued)
BankUnited, Inc.	29,180	$1,385,175
Banner Corp.	414,124	25,609,428
Bar Harbor Bankshares	17,930	608,006
Bridgewater Bancshares, Inc.A	9,800	188,258
Business First Bancshares, Inc.	25,270	711,856
Byline Bancorp, Inc.	56,910	1,817,136
Capitol Federal Financial, Inc.	47,100	342,888
Cathay General Bancorp	93,000	4,759,740
Central Pacific Financial Corp.	10,110	329,283
City Holding Co.	121,302	14,931,063
Civista Bancshares, Inc.	6,800	164,084
Coastal Financial Corp.A	66,240	6,344,467
Community Financial System, Inc.	162,521	10,157,562
Community Trust Bancorp, Inc.	23,260	1,435,142
Community West Bancshares	6,800	162,996
Cullen/Frost Bankers, Inc.	108,806	14,995,643
Customers Bancorp, Inc.A	40,880	3,230,338
Dime Community Bancshares, Inc.	12,900	438,858
Eastern Bankshares, Inc.	115,190	2,359,667
Enterprise Financial Services Corp.	41,640	2,388,054
Equity Bancshares, Inc., Class A	6,700	309,004
Farmers National Banc Corp.	47,070	610,969
FB Financial Corp.	590,407	33,966,115
Financial Institutions, Inc.	7,100	233,874
First Bancorp/Southern Pines NC	276,634	16,025,408
First Busey Corp.	111,410	2,746,256
First Commonwealth Financial Corp.	133,070	2,399,252
First Financial Bancorp	118,710	3,411,725
First Financial Corp.	4,100	267,156
First Hawaiian, Inc.	930,063	24,693,173
First Merchants Corp.	23,390	929,986
FNB Corp.	447,100	7,846,605
Fulton Financial Corp.	205,010	4,233,457
Glacier Bancorp, Inc.	447,509	22,679,756
Great Southern Bancorp, Inc.	15,330	940,955
Hancock Whitney Corp.	49,960	3,437,248
Hanmi Financial Corp.	10,700	284,299
Heritage Commerce Corp.	21,800	277,514
Hilltop Holdings, Inc.	89,140	3,338,293
HomeTrust Bancshares, Inc.	22,750	980,980
Hope Bancorp, Inc.	47,000	563,060
Horizon Bancorp, Inc.	15,500	273,110
Independent Bank Corp.	303,224	23,933,643
International Bancshares Corp.	80,800	5,626,912
Kearny Financial Corp.	19,300	150,347
Live Oak Bancshares, Inc.	519,893	20,774,924
Mercantile Bank Corp.	20,740	1,078,065
Mid Penn Bancorp, Inc.	8,200	270,518
National Bank Holdings Corp., Class A	552,072	22,182,253
NB Bancorp, Inc.	16,300	354,036
NBT Bancorp, Inc.	102,394	4,549,365
Northeast Community Bancorp, Inc.	900	21,240
Northfield Bancorp, Inc.	12,400	152,768
Northrim BanCorp, Inc.	7,900	186,124
Northwest Bancshares, Inc.	131,100	1,688,568
OceanFirst Financial Corp.	23,100	433,125
Old Second Bancorp, Inc.	56,710	1,125,126
Origin Bancorp, Inc.	17,180	735,819
Orrstown Financial Services, Inc.	6,900	248,538
Pathward Financial, Inc.	32,480	2,932,619
Peapack-Gladstone Financial Corp.	1,200	38,064

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Financials - 20.9% (continued)
Banks - 14.2% (continued)
Peoples Bancorp, Inc.	46,100	$1,499,172
Preferred Bank	19,510	1,673,373
Provident Financial Services, Inc.	94,360	2,089,130
QCR Holdings, Inc.	21,970	1,983,012
Renasant Corp.	767,928	28,958,565
S&T Bancorp, Inc.	47,580	2,028,811
Seacoast Banking Corp. of Florida	1,064,195	35,586,681
ServisFirst Bancshares, Inc.	181,907	14,889,088
Shore Bancshares, Inc.	11,900	225,743
Sierra Bancorp	900	31,869
Simmons First National Corp., Class A	853,105	17,343,625
SmartFinancial, Inc.	14,330	572,054
Southern Missouri Bancorp, Inc.	14,620	914,773
Southside Bancshares, Inc.	10,700	344,433
Texas Capital Bancshares, Inc.A	304,300	30,786,031
Third Coast Bancshares, Inc.A	4,900	198,744
Towne Bank	29,200	1,022,000
Triumph Financial, Inc.A	245,763	15,505,188
TrustCo Bank Corp.	21,240	921,816
Trustmark Corp.	21,290	905,251
United Bankshares, Inc.	72,460	3,067,232
United Community Banks, Inc.	63,850	2,198,356
Univest Financial Corp.	10,100	334,714
WaFd, Inc.	135,313	4,413,910
Washington Trust Bancorp, Inc.	1,300	44,681
WesBanco, Inc.	28,280	998,001
Westamerica BanCorp	33,450	1,691,901
WSFS Financial Corp.	49,760	3,220,965
Zions Bancorp NA	121,400	7,273,074

		544,053,423

Capital Markets - 2.2%
Artisan Partners Asset Management, Inc., Class A	65,000	2,893,800
Donnelley Financial Solutions, Inc.A	149,334	7,728,035
Federated Hermes, Inc.	110,400	5,882,112
Hamilton Lane, Inc., Class A	101,599	14,349,843
Oppenheimer Holdings, Inc., Class A	15,790	1,326,834
Perella Weinberg PartnersB	386,195	8,616,010
Piper Sandler Cos.	42,778	14,816,160
Stifel Financial Corp.	146,782	18,098,221
Victory Capital Holdings, Inc., Class A	85,900	6,058,527
Virtu Financial, Inc., Class A	49,900	2,071,349
Virtus Investment Partners, Inc.	8,570	1,399,052

		83,239,943

Consumer Finance - 1.3%
Bread Financial Holdings, Inc.	70,560	5,118,422
Encore Capital Group, Inc.A	31,740	1,752,048
Enova International, Inc.A	40,100	6,623,317
EZCORP, Inc., Class AA	87,710	1,881,380
LendingClub Corp.A	137,720	2,328,845
Navient Corp.	174,380	1,710,668
Nelnet, Inc., Class A	22,870	3,016,553
PROG Holdings, Inc.	36,500	1,184,060
Regional Management Corp.	6,600	244,530
SLM Corp.	955,147	25,932,241
World Acceptance Corp.A	8,390	1,017,287

		50,809,351

Financial Services - 1.5%
Burford Capital Ltd.	998,740	9,677,791

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Financials - 20.9% (continued)
Financial Services - 1.5% (continued)
Euronet Worldwide, Inc.A	39,844	$2,887,096
Merchants Bancorp	35,620	1,476,805
NCR Atleos Corp.A	88,700	3,308,510
NMI Holdings, Inc.A	117,390	4,545,341
Radian Group, Inc.	205,000	6,744,500
Walker & Dunlop, Inc.	211,215	13,283,311
WEX, Inc.A	107,966	16,615,968

		58,539,322

Insurance - 1.7%
American Coastal Insurance Corp.	69,320	765,986
Assured Guaranty Ltd.	76,300	6,474,055
Baldwin Insurance Group, Inc.A B	564,926	12,383,178
CNO Financial Group, Inc.	109,230	4,593,122
Donegal Group, Inc., Class A	34,620	646,355
Employers Holdings, Inc.	34,230	1,493,113
Genworth Financial, Inc.A	621,000	5,179,140
Global Indemnity Group LLC, Class A	270,304	7,819,895
Heritage Insurance Holdings, Inc.A	31,600	823,812
Horace Mann Educators Corp.	155,551	6,970,240
Skyward Specialty Insurance Group, Inc.A	180,749	8,065,020
United Fire Group, Inc.	38,700	1,390,878
Universal Insurance Holdings, Inc.	42,950	1,307,828
White Mountains Insurance Group Ltd.	2,350	4,805,585

		62,718,207

Total Financials		799,360,246

Health Care - 3.3%
Biotechnology - 0.2%
Catalyst Pharmaceuticals, Inc.A	185,250	4,501,575
Emergent BioSolutions, Inc.A	80,450	912,303
Rigel Pharmaceuticals, Inc.A	44,500	1,551,270
Vanda Pharmaceuticals, Inc.A	38,200	288,028

		7,253,176

Health Care Equipment & Supplies - 1.4%
Embecta Corp.	88,260	936,439
Haemonetics Corp.A	158,409	10,559,544
LivaNova PLCA	269,700	17,721,987
Merit Medical Systems, Inc.A	185,147	15,013,570
Solventum Corp.A	139,709	10,753,402
Varex Imaging Corp.A	59,100	823,854

		55,808,796

Health Care Providers & Services - 1.0%
Addus HomeCare Corp.A	76,978	7,965,683
Centene Corp.A	191,500	8,295,780
Concentra Group Holdings Parent, Inc.	638,047	14,151,883
Fulgent Genetics, Inc.A	77,900	2,040,980
Pediatrix Medical Group, Inc.A	213,000	4,553,940

		37,008,266

Life Sciences Tools & Services - 0.0%
Azenta, Inc.A	29,800	1,158,624
CryoPort, Inc.A	71,200	677,112

		1,835,736

Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc.A	65,400	1,732,446
Collegium Pharmaceutical, Inc.A	81,080	3,723,193

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Health Care - 3.3% (continued)
Pharmaceuticals - 0.7% (continued)
CorMedix, Inc.A B	112,000	$869,120
Harmony Biosciences Holdings, Inc.A	52,454	1,915,620
Innoviva, Inc.A	68,900	1,378,000
Prestige Consumer Healthcare, Inc.A	233,993	15,085,529
SIGA Technologies, Inc.	108,060	724,002

		25,427,910

Total Health Care		127,333,884

Industrials - 20.8%
Aerospace & Defense - 1.8%
AAR Corp.A	343,057	36,333,167
ATI, Inc.A	259,521	31,220,376

		67,553,543

Air Freight & Logistics - 0.4%
Hub Group, Inc., Class A	290,239	13,809,572

Building Products - 2.0%
Apogee Enterprises, Inc.	218,720	8,121,074
AZZ, Inc.	98,767	12,275,750
Gibraltar Industries, Inc.A	376,602	19,304,619
Hayward Holdings, Inc.A	908,630	14,665,288
Quanex Building Products Corp.	506,952	9,490,142
UFP Industries, Inc.	114,637	11,839,709

		75,696,582

Commercial Services & Supplies - 1.9%
Brink’s Co.	79,480	10,097,139
CoreCivic, Inc.A	148,800	2,757,264
Deluxe Corp.	590,666	15,593,582
Interface, Inc.	704,951	22,184,808
MillerKnoll, Inc.	718,495	14,427,380
Pitney Bowes, Inc.	310,340	3,236,846
Quad/Graphics, Inc.	391,375	2,395,215

		70,692,234

Construction & Engineering - 1.7%
Everus Construction Group, Inc.A	157,807	13,964,341
Fluor Corp.A	493,874	22,812,040
Great Lakes Dredge & Dock Corp.A	168,400	2,522,632
MYR Group, Inc.A	33,387	8,348,086
NWPX Infrastructure, Inc.A	24,600	1,659,270
WillScot Holdings Corp.	855,337	17,132,400

		66,438,769

Electrical Equipment - 1.0%
EnerSys	74,727	13,465,058
Regal Rexnord Corp.	97,312	15,715,888
Thermon Group Holdings, Inc.A	187,390	8,479,398

		37,660,344

Ground Transportation - 1.8%
ArcBest Corp.	85,469	7,711,013
Covenant Logistics Group, Inc.	26,980	663,708
Heartland Express, Inc.	50,100	505,509
Schneider National, Inc., Class B	448,187	12,029,339
U-Haul Holding Co.	530,184	27,203,741
Werner Enterprises, Inc.	652,940	22,363,195

		70,476,505

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Industrials - 20.8% (continued)
Machinery - 6.8%
Alamo Group, Inc.	41,999	$8,202,825
Albany International Corp., Class A	320,374	17,777,553
Astec Industries, Inc.	45,540	2,218,709
Atmus Filtration Technologies, Inc.	275,676	15,980,938
Blue Bird Corp.A	320,310	16,114,796
Enerpac Tool Group Corp.	393,212	15,870,036
Flowserve Corp.	173,496	13,558,712
Greenbrier Cos., Inc.	179,437	9,047,214
Helios Technologies, Inc.	300,968	19,496,707
Hillman Solutions Corp.A	1,260,583	11,811,663
Kennametal, Inc.	212,495	7,307,703
Lindsay Corp.	61,087	7,652,368
Manitowoc Co., Inc.A	42,500	549,100
Miller Industries, Inc.	140,585	5,759,767
Standex International Corp.	188,927	45,342,480
Stanley Black & Decker, Inc.	105,200	8,275,032
Terex Corp.	99,300	5,660,100
Timken Co.	358,382	33,397,619
Titan International, Inc.A	159,100	1,517,814
Toro Co.	153,044	14,003,526

		259,544,662

Marine Transportation - 0.6%
Genco Shipping & Trading Ltd.	64,990	1,358,291
Kirby Corp.A	195,050	22,949,583

		24,307,874

Passenger Airlines - 0.2%
JetBlue Airways Corp.A	235,300	1,145,911
SkyWest, Inc.A	81,400	7,856,728

		9,002,639

Professional Services - 1.1%
ManpowerGroup, Inc.	175,040	6,359,203
Robert Half, Inc.	623,032	21,563,138
Verra Mobility Corp.A	653,963	12,621,486

		40,543,827

Trading Companies & Distributors - 1.5%
Boise Cascade Co.	87,434	7,065,542
DNOW, Inc.A	1,254,128	19,050,204
MSC Industrial Direct Co., Inc., Class A	144,351	12,174,563
Rush Enterprises, Inc., Class A	260,853	16,744,154
Titan Machinery, Inc.A	58,400	950,168
Transcat, Inc.A	19,499	1,175,985
Willis Lease Finance Corp.	4,400	802,032

		57,962,648

Total Industrials		793,689,199

Information Technology - 11.2%
Communications Equipment - 3.1%
Ciena Corp.A	137,013	34,501,243
Extreme Networks, Inc.A	853,526	12,444,409
F5, Inc.A	139,296	38,391,371
Lumentum Holdings, Inc.A	85,718	33,587,741

		118,924,764

Electronic Equipment, Instruments & Components - 4.3%
Arrow Electronics, Inc.A	15,413	2,042,068
Avnet, Inc.	715,645	44,649,092

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Information Technology - 11.2% (continued)
Electronic Equipment, Instruments & Components - 4.3% (continued)
Benchmark Electronics, Inc.	58,670	$3,059,054
Climb Global Solutions, Inc.	36,978	4,385,221
Coherent Corp.A	167,964	35,638,601
IPG Photonics Corp.A	43,964	4,062,713
Kimball Electronics, Inc.A	60,500	1,827,705
Knowles Corp.A	943,907	22,880,306
Novanta, Inc.A	117,663	15,830,380
ScanSource, Inc.A	43,140	1,854,589
Vishay Intertechnology, Inc.	869,785	17,526,168
Vishay Precision Group, Inc.A	110,818	5,549,765
Vontier Corp.	133,800	5,017,500

		164,323,162

IT Services - 0.2%
ASGN, Inc.A	151,317	7,882,102

Semiconductors & Semiconductor Equipment - 2.1%
Alpha & Omega Semiconductor Ltd.A	19,400	428,740
Cohu, Inc.A	573,078	16,355,646
Diodes, Inc.A	42,800	2,533,332
Ichor Holdings Ltd.A	592,906	17,988,768
Penguin Solutions, Inc.A	207,195	3,980,216
Power Integrations, Inc.	199,612	9,170,175
Universal Display Corp.	113,615	13,045,275
Veeco Instruments, Inc.A	475,505	14,850,021

		78,352,173

Software - 1.5%
BlackLine, Inc.A	296,028	13,756,421
Consensus Cloud Solutions, Inc.A	49,240	1,051,767
Workiva, Inc.A	376,800	29,021,136
Zeta Global Holdings Corp., Class AA B	785,314	14,591,134

		58,420,458

Total Information Technology		427,902,659

Materials - 6.7%
Chemicals - 4.0%
Avient Corp.	332,482	12,019,224
Celanese Corp.	70,800	3,146,352
Ecovyst, Inc.A	2,288,298	24,278,842
Hawkins, Inc.	76,815	10,005,154
HB Fuller Co.	239,132	14,371,833
Ingevity Corp.A	44,100	2,901,339
Innospec, Inc.	102,256	8,356,360
Intrepid Potash, Inc.A	33,400	1,096,856
Koppers Holdings, Inc.	27,900	821,934
LSB Industries, Inc.A	178,000	1,653,620
Minerals Technologies, Inc.	20,100	1,321,776
Olin Corp.	1,285,722	26,755,875
Quaker Chemical Corp.	71,289	10,959,971
Scotts Miracle-Gro Co.	181,430	11,651,435
Sensient Technologies Corp.	151,372	14,307,681
Stepan Co.	203,189	11,705,718

		155,353,970

Construction Materials - 0.7%
Knife River Corp.A	389,907	26,190,053

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Materials - 6.7% (continued)
Containers & Packaging - 0.5%
Greif, Inc., Class A	254,601	$17,979,923

Metals & Mining - 1.5%
Elah Holdings, Inc.A	3,122	37,839
Ferroglobe PLC	1,957,047	9,295,973
Kaiser Aluminum Corp.	170,874	20,952,570
Materion Corp.	170,533	23,581,303
Metallus, Inc.A	63,300	1,262,835
Ryerson Holding Corp.	80,400	2,268,888

		57,399,408

Total Materials		256,923,354

Real Estate - 3.6%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	188,200	10,283,248

Hotel & Resort REITs - 0.2%
Sunstone Hotel Investors, Inc.	864,345	7,580,306

Office REITs - 0.4%
COPT Defense Properties	527,592	16,255,109

Real Estate Management & Development - 0.6%
Howard Hughes Holdings, Inc.A	62,450	5,099,667
Jones Lang LaSalle, Inc.A	8,456	3,026,487
Newmark Group, Inc., Class A	482,529	8,603,492
RMR Group, Inc., Class AB	123,645	1,873,222
Seritage Growth Properties, Class AA B	898,083	2,963,674
Tejon Ranch Co.A B	67,690	1,089,132

		22,655,674

Retail REITs - 1.1%
InvenTrust Properties Corp.	294,552	8,656,883
NETSTREIT Corp.	426,059	8,026,952
NNN REIT, Inc.	271,799	11,325,864
Urban Edge Properties	767,192	14,906,541

		42,916,240

Specialized REITs - 1.0%
Four Corners Property Trust, Inc.	591,996	14,592,701
PotlatchDeltic Corp.	584,844	24,405,540

		38,998,241

Total Real Estate		138,688,818

Utilities - 3.4%
Electric Utilities - 0.9%
IDACORP, Inc.	5,732	761,152
OGE Energy Corp.	433,149	18,919,948
Otter Tail Corp.	50,650	4,515,954
Portland General Electric Co.	191,100	9,602,775

		33,799,829

Gas Utilities - 0.8%
MDU Resources Group, Inc.	1,366,185	28,020,454
Northwest Natural Holding Co.	80,090	3,728,991

		31,749,445

Multi-Utilities - 1.6%
Avista Corp.	730,332	30,155,408

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.7% (continued)
Utilities - 3.4% (continued)
Multi-Utilities - 1.6% (continued)
Black Hills Corp.	201,900	$14,734,662
Northwestern Energy Group, Inc.	235,538	15,983,609

		60,873,679

Water Utilities - 0.1%
H2O America	50,900	2,648,836

Total Utilities		129,071,789

Total Common Stocks (Cost $2,906,983,728)		3,542,764,283

EXCHANGE-TRADED INSTRUMENTS - 0.0% (Cost $742,458)
Exchange-Traded Funds - 0.0%
iShares Russell 2000 Value ETFB	3,800	736,744

FOREIGN COMMON STOCKS - 3.2%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Webtoon Entertainment, Inc.A B	186,100	2,249,949

Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Garrett Motion, Inc.	304,930	5,500,937

Textiles, Apparel & Luxury Goods - 0.3%
Ermenegildo Zegna NVB	1,351,596	11,745,370

Total Consumer Discretionary		17,246,307

Consumer Staples - 0.1%
Food Products - 0.1%
SunOpta, Inc.A	1,293,993	5,926,488

Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd.A	88,800	3,417,024

Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd.A B	2,030,207	3,207,727

Total Energy		6,624,751

Financials - 1.5%
Banks - 1.3%
Bank of NT Butterfield & Son Ltd.	312,597	16,192,524
First BanCorp	107,940	2,387,633
OFG Bancorp	454,619	18,321,146
Popular, Inc.	103,517	13,822,625

		50,723,928

Insurance - 0.2%
Hamilton Insurance Group Ltd., Class BA	99,300	2,755,575
SiriusPoint Ltd.A	214,120	4,370,189

		7,125,764

Total Financials		57,849,692

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Kulicke & Soffa Industries, Inc.	77,311	4,432,240

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 3.2% (continued)
Information Technology - 0.7% (continued)
Semiconductors & Semiconductor Equipment - 0.7% (continued)
Tower Semiconductor Ltd.A	166,287	$22,403,847

		26,836,087

Total Information Technology		26,836,087

Materials - 0.2%
Metals & Mining - 0.2%
Centerra Gold, Inc.	372,211	6,238,256

Total Foreign Common Stocks (Cost $72,401,530)		122,971,530

SHORT-TERM INVESTMENTS - 3.8% (Cost $145,908,190)
Investment Companies - 3.8%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	145,908,190	145,908,190

SECURITIES LENDING COLLATERAL - 0.5% (Cost $18,917,814)
Investment Companies - 0.5%
American Beacon U.S. Government Money Market Select Fund, 3.58%C D	18,917,814	18,917,814

TOTAL INVESTMENTS - 100.2% (Cost $3,144,953,720)		3,831,298,561
LIABILITIES, NET OF OTHER ASSETS - (0.2%)		(7,343,124)

TOTAL NET ASSETS - 100.0%		$3,823,955,437

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at January 31, 2026.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on January 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	1,010	March 2026	$129,297,310	$132,542,300	$3,244,990

			$129,297,310	$132,542,300	$3,244,990

Glossary:

Index Abbreviations:

Russell 2000	U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2026, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,542,764,283	$—	$—	$3,542,764,283
Exchange-Traded Instruments	736,744	—	—	736,744
Foreign Common Stocks	122,971,530	—	—	122,971,530
Short-Term Investments	145,908,190	—	—	145,908,190
Securities Lending Collateral	18,917,814	—	—	18,917,814

Total Investments in Securities - Assets	$3,831,298,561	$—	$—	$3,831,298,561

Financial Derivative Instruments - Assets
Futures Contracts	$3,244,990	$—	$—	$3,244,990

Total Financial Derivative Instruments - Assets	$3,244,990	$—	$—	$3,244,990

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2026 (Unaudited)

do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.